CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2020
Construction Contracts [Abstract]
Disclosure of contracts in progress	A summary of the partnership’s contracts in progress is presented below:

(US$ MILLIONS)	2020	2019	2018
Contract costs incurred to date	$26,411	$23,041	$20,455
Profit recognized to date (less recognized losses)	1,476	1,843	1,946
	27,887	24,884	22,401
Less: progress billings	(28,913)	(25,782)	(23,546)
Contract work in progress (liability)	$(1,026)	$(898)	$(1,145)
Comprising:
Amounts due from customers — work in progress (1)	$536	$577	$563
Amounts due to customers — creditors (2)	(1,562)	(1,475)	(1,708)
Net work in progress	$(1,026)	$(898)	$(1,145)
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(1)The change in the balance from December 31, 2019 was due to billed amounts of $3,635 million, additions to work in progress of $3,586 million, acquisitions through business combinations of $3 million, dispositions of $nil and the remainder due to foreign exchange changes.
(2)The change in the balance from December 31, 2019 was due to recognized revenue of $1,808 million, additions to work in progress of $1,847 million, acquisitions through business combinations of $6 million, dispositions of $6 million and the remainder due to foreign exchange changes.